Income Taxes (Schedule Of Tax Effects Of Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Income Taxes [Abstract]
Net operating loss (NOL) carry forwards	$ 2,694.7	$ 2,552.9
Loans and direct financing leases	166.4	232.7
Provision for credit losses	147.9	153.4
Accrued liabilities and reserves	97.2	116.8
FSA adjustments - aircraft and rail contracts	52.8	73.6
Other	114.0	176.2
Total gross deferred tax assets	3,273.0	3,305.6
Operating leases	(1,549.3)	(1,317.6)
Foreign unremitted earnings	(168.5)	(198.4)
Debt	(97.7)	(115.7)
Goodwill and intangibles	(47.3)	(32.8)
Other	(71.4)	(152.8)
Total deferred tax liabilities	(1,934.2)	(1,817.3)	(3,100.0)
Total net deferred tax asset before valuation allowances	1,338.8	1,488.3
Less: Valuation allowances	(1,495.3)	(1,578.9)
Net deferred tax liability after valuation allowances	$ (156.5)	$ (90.6)